Company Level Financial Position - Summary of Condensed Statements of Profit or Loss (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Financial Information Of Registrant [Line Items]
Other net income	¥ 3,021	¥ 7,939	¥ 16,491	¥ 15,750	¥ 19,296
Administrative expenses	(278,942)	(208,293)	(1,138,802)	(625,369)	(237,236)
Selling expenses	27,780	22,784	53,566	41,447	23,574
Operating loss	(890,077)	(698,983)	(2,185,183)	(1,566,202)	(779,230)
Interest income	74,946	89,294	176,902	132,042	36,111
Inducement charges of warrants					125,213
Fair value changes of financial liabilities measured at FVTPL				(4,549)	25,308
Changes in the carrying amounts of preferred shares and other financial instruments subject to redemption and other preferential rights		278,226	465,254	554,048	479,210
Loss before taxation	(789,640)	(880,109)	(2,510,940)	(1,946,235)	(1,298,496)
Income tax	1,877	1,591	5,868	2,866	0
Loss for the year	¥ (791,517)	¥ (881,700)	(2,516,808)	(1,949,101)	(1,298,496)
Separate [member] | Parent [member]
Condensed Financial Information Of Registrant [Line Items]
Other net income			0	6,353	0
Administrative expenses			(24,016)	(11,095)	(16,440)
Selling expenses			(261)	0	0
Operating loss			(24,277)	(4,742)	(16,440)
Interest income			18,327	0	0
Inducement charges of warrants			0	0	(125,213)
Fair value changes of financial liabilities measured at FVTPL			0	(4,549)	25,308
Fair value changes of financial assets measured at FVTPL			(84,579)	0	0
Changes in the carrying amounts of preferred shares and other financial instruments subject to redemption and other preferential rights			(465,254)	(554,048)	(479,210)
Share of loss from subsidiaries and VIE			(1,959,421)	(1,385,762)	(702,941)
Loss before taxation			(2,515,204)	(1,949,101)	(1,298,496)
Income tax			1,604	0	0
Loss for the year			¥ (2,516,808)	¥ (1,949,101)	¥ (1,298,496)